Contents of Significant Accounts - Financial Liabilities at Fair Value through Profit or Loss, Current (Detail) - Dec. 31, 2020 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Current Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Forward contracts	$ 2,326	$ 83
Forward exchange contracts [member]
Current Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Forward contracts	$ 2,326